Earnings per Share (Schedule of Earnings per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per Share [abstract]
Net income for the period	$ 23,796	$ 33,990
Weighted average number of shares ('000's)	160,193	159,785
Earnings per share - basic	$ 0.15	$ 0.21
Incremental shares from share units	2,215	1,851
Incremental shares from convertible debenture	2,117
Weighted average diluted number of shares (000's)	164,525	161,636
Diluted earnings (loss) per share	$ 0.14	$ 0.21